UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 34.3%
Federal Farm Credit Bank:
11/1/17, 1 Month LIBOR - . 07%	1.17	395,000,000	[a]	394,974,623
11/1/17, EFFR +.05%	1.17	150,000,000	[a]	150,000,000
11/1/17, EFFR +.01%	1.17	200,000,000	[a]	200,000,000
11/1/17, FCPR - 3.08%	1.17	100,000,000	[a]	100,000,000
11/1/17, FCPR - 3.08%	1.17	265,000,000	[a]	264,973,917
11/1/17, FCPR - 3.08%	1.18	200,000,000	[a]	199,981,329
11/1/17, FCPR - 3.06%	1.18	135,000,000	[a]	135,021,536
11/1/17, FCPR - 3.075%	1.18	60,000,000	[a]	59,994,465
11/1/17, FCPR - 3.075%	1.18	97,000,000	[a]	96,990,786
11/1/17, FCPR - 3.08%	1.18	75,000,000	[a]	74,987,173
11/1/17, Bonds, FCPR - 3.05%	1.21	100,000,000	[a]	99,988,332
11/1/17, Bonds, FCPR - 3.04%	1.22	100,000,000	[a]	99,992,758
11/1/17, Bonds, FCPR - 3.03%	1.22	100,000,000	[a]	99,996,205
11/1/17, 1 Month LIBOR + .045%	1.29	200,000,000	[a]	199,989,923
11/1/17, FCPR - 2.90%	1.34	109,000,000	[a]	109,001,539
11/1/17, FCPR - 3.00%	1.34	25,000,000	[a]	24,995,711
11/1/17, EFFR +.17%	1.35	15,000,000	[a]	14,997,835
11/1/17, FCPR - 2.90%	1.36	50,000,000	[a]	49,998,332
11/1/17, FCPR - 2.89%	1.36	75,000,000	[a]	75,004,842
11/1/17, FCPR - 2.98%	1.38	125,000,000	[a]	124,947,609
11/1/17, FCPR - 2.78%	1.38	50,000,000	[a]	50,027,188
11/1/17, FCPR - 2.88%	1.38	115,000,000	[a]	114,992,943
11/1/17, FCPR - 2.83%	1.42	100,000,000	[a]	100,000,000
11/1/17, FCPR - 2.85%	1.42	100,000,000	[a]	99,984,418
11/1/17, FCPR - 2.83%	1.43	125,000,000	[a]	124,989,144
11/1/17, FCPR - 2.83%	1.43	250,000,000	[a]	249,976,257
11/1/17, FCPR - 2.83%	1.43	150,000,000	[a]	149,986,085
11/3/17, 1 Month LIBOR - . 09%	1.15	150,000,000	[a]	149,987,337
11/3/17, 1 Month LIBOR + .05%	1.28	244,450,000	[a]	244,450,000
11/3/17, 1 Month LIBOR - . 06%	1.77	155,000,000	[a]	154,988,956
11/5/17, 1 Month LIBOR + .05%	1.29	200,000,000	[a]	200,000,000
11/6/17, 1 Month LIBOR - . 035%	0.40	100,000,000	[a]	100,000,000
11/6/17, 1 Month LIBOR + .085%	0.88	200,000,000	[a]	200,000,000
11/8/17, 1 Month LIBOR + .04%	1.28	275,000,000	[a]	274,985,877
11/10/17, 1 Month LIBOR + .04%	1.23	160,000,000	[a]	160,086,149
11/12/17, 1 Month LIBOR + .11%	1.35	150,000,000	[a]	150,000,000
11/13/17, 1 Month LIBOR - . 03%	1.21	100,000,000	[a]	100,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 34.3% (continued)
Federal Farm Credit Bank: (continued)
11/14/17, 1 Month LIBOR - . 02%	1.22	300,000,000	[a]	300,000,000
11/15/17, 1 Month LIBOR - . 085%	1.15	150,000,000	[a]	150,000,000
11/15/17, 1 Month LIBOR + .15%	1.20	80,200,000	[a]	80,405,047
11/17/17, 1 Month LIBOR - . 05%	1.19	250,000,000	[a]	249,988,687
11/19/17, 1 Month LIBOR + .07%	1.31	200,000,000	[a]	200,000,000
11/20/17, 1 Month LIBOR - . 065%	1.17	125,000,000	[a]	125,000,000
11/21/17	1.15	350,000,000		350,000,000
11/23/17, 1 Month LIBOR + .55%	1.40	110,000,000	[a]	109,996,310
11/24/17, 1 Month LIBOR - . 085%	0.55	89,865,000	[a]	89,865,000
11/24/17, 1 Month LIBOR - . 04%	1.20	100,000,000	[a]	99,996,217
11/25/17, 1 Month LIBOR + .14%	0.22	75,000,000	[a]	74,996,538
11/25/17, 1 Month LIBOR - . 035%	1.20	400,000,000	[a]	400,000,000
11/27/17, 1 Month LIBOR + .01%	0.71	300,000,000	[a]	299,988,593
11/27/17, 1 Month LIBOR + .03%	1.27	225,000,000	[a]	224,990,297
11/28/17, 1 Month LIBOR + .16%	1.40	85,000,000	[a]	85,000,000
11/29/17, 1 Month LIBOR + .13%	1.36	170,000,000	[a]	170,014,913
Federal Home Loan Bank:
11/1/17	0.60	117,000,000		117,000,000
11/1/17, 1 Month LIBOR - .04%	1.19	200,000,000	[a]	199,989,450
11/1/17, 1 Month LIBOR + .01%	1.25	150,000,000	[a]	149,999,377
11/2/17	1.03	100,000,000		99,997,153
11/3/17	1.03	52,000,000		51,997,039
11/3/17, 1 Month LIBOR - . 85%	1.15	175,000,000	[a]	175,000,000
11/4/17, 1 Month LIBOR - .07%	1.17	225,000,000	[a]	225,000,000
11/6/17	1.08	50,000,000		49,992,552
11/6/17, 1 Month LIBOR + 0%	1.24	300,000,000	[a]	300,000,000
11/7/17, Notes, 1 Month LIBOR - .04%	1.20	110,000,000	[a]	109,994,166
11/7/17, 1 Month LIBOR + .05%	1.29	300,000,000	[a]	300,000,000
11/8/17	1.05	96,000,000		95,980,400
11/9/17, 1 Month LIBOR - .06%	1.18	500,000,000	[a]	500,000,000
11/9/17, 1 Month LIBOR - . 04%	1.20	100,000,000	[a]	100,000,021
11/9/17, 1 Month LIBOR + .03%	1.27	100,000,000	[a]	100,000,000
11/10/17	1.05	825,000,000		824,783,438
11/10/17, 1 Month LIBOR - .13%	1.11	200,000,000	[a]	200,000,000
11/10/17, 3 Month LIBOR - . 18%	1.12	250,000,000	[a]	250,000,000
11/11/17, 1 Month LIBOR - .135%	1.10	500,000,000	[a]	500,000,000
11/12/17, 1 Month LIBOR - . 07%	1.17	344,750,000	[a]	344,750,000
11/13/17, 3 Month LIBOR - . 23%	1.08	190,750,000	[a]	190,758,754
11/14/17	1.10	100,000,000		99,960,278
11/15/17	1.10	526,479,000		526,254,298
11/17/17, 3 Month LIBOR + .10%	1.01	75,000,000	[a]	75,006,660
11/17/17, 1 Month LIBOR - . 12%	1.12	340,000,000	[a]	340,000,000

11/18/17, 1 Month LIBOR - .06%	1.18	25,000,000	[a]	25,000,000
11/18/17, 1 Month LIBOR - . 03%	1.21	200,000,000	[a]	200,000,000

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 34.3% (continued)
Federal Home Loan Bank: (continued)
11/19/17, 1 Month LIBOR - . 07%	1.17	200,000,000	[a]	200,000,000
11/19/17, 1 Month LIBOR + 0%	1.24	100,000,000	[a]	100,000,000
11/20/17	1.10	250,000,000		249,854,859
11/22/17, 3 Month LIBOR + 0%	1.32	50,000,000	[a]	50,000,000
11/24/17, 1 Month LIBOR - .04%	1.19	100,000,000	[a]	100,000,000
11/26/17, 1 Month LIBOR - . 12%	1.12	100,000,000	[a]	100,000,000
11/26/17, 3 Month LIBOR - . 16%	1.16	250,000,000	[a]	250,000,000
11/26/17, 1 Month LIBOR + .09%	1.33	500,000,000	[a]	499,998,100
11/27/17, 1 Month LIBOR + .05%	1.29	200,000,000	[a]	200,000,000
11/27/17, 1 Month LIBOR + .07%	1.31	300,000,000	[a]	300,000,000
11/28/17, 1 Month LIBOR - . 12%	1.12	250,000,000	[a]	250,000,000
11/28/17, 1 Month LIBOR - .065%	1.18	200,000,000	[a]	200,000,000
11/28/17, 1 Month LIBOR + 0%	1.24	250,000,000	[a]	250,000,000
11/28/17, 1 Month LIBOR + .01%	1.25	149,500,000	[a]	149,499,997
12/8/17	1.12	117,375,000		117,240,889
12/14/17, 3 Month LIBOR + .13%	1.20	200,000,000	[a]	199,982,630
12/15/17	1.04	200,000,000		199,745,778
12/20/17	1.14	600,000,000		599,077,167
12/21/17	1.07	50,000,000		49,925,694
12/27/17	1.05	126,000,000		125,794,356
12/29/17, 3 Month LIBOR - . 03%	1.30	350,000,000	[a]	350,000,000
1/3/18	1.06	202,750,000		202,376,382
1/5/18	1.14	215,000,000		214,559,399
1/10/18	1.11	837,965,000		836,166,224
1/12/18	1.09	865,000,000		863,114,300
1/16/18	1.14	70,000,000		69,832,272
1/17/18	1.10	848,450,000		846,461,969
1/19/18, 3 Month LIBOR - . 05%	1.30	300,000,000	[a]	300,000,000
1/24/18	1.14	500,000,000		498,673,500
1/31/18	1.11	250,000,000		249,301,701
2/7/18	1.14	15,000,000		14,953,858
2/9/18	1.14	59,551,000		59,363,561
2/14/18	1.14	50,000,000		49,834,625
2/16/18	1.13	293,000,000		292,018,540
2/28/18	1.13	150,000,000		149,442,188
Federal National Mortgage Association:
12/21/17, 1 Month LIBOR - . 05%	1.28	500,000,000	[a,b]	500,000,000
Overseas Private Investment Corp.:
11/7/17, Notes, 3 Month U. S. T-BILL +
0%	1.10	15,000,000	[a]	15,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

11/7/17, Notes, 3 Month U. S. T-BILL +
0%	1.14	10,000,000	[a]	10,000,000
11/7/17, Notes, 3 Month U. S. T-BILL +
0%	1.14	53,600,000	[a]	53,600,000
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 34.3% (continued)
Overseas Private Investment Corp.: (continued)
11/7/17, 3 Month U.S. T-BILL + 0%	1.16	50,000,000	[a]	50,000,000
Total U. S. Government Agencies
(cost $24,177,814,446)				24,177,814,446
U.S. Treasury Bills - 5.4%
11/16/17	1.03	200,000,000		199,914,583
12/8/17	1.03	700,000,000		699,262,569
12/21/17	1.12	800,000,000		798,764,583
12/28/17	1.11	650,000,000		648,860,000
1/11/18	1.12	450,000,000		449,014,875
4/19/18	1.24	1,000,000,000		994,225,833
Total U.S. Treasury Bills
(cost $3,790,042,443)				3,790,042,443
U.S. Treasury Floating Rate Notes - .4%
11/1/17, 3 Month U.S. T-BILL + .17%
(cost $300,030,036)	1.27	300,000,000	[a]	300,030,036
U. S. Treasury Notes - 3.4%
2/28/18	1.14	250,000,000		249,678,352
2/28/18	1.15	250,000,000		251,295,803
3/31/18	1.19	144,000,000		143,731,462
3/31/18	1.19	100,000,000		100,686,423
4/15/18	1.20	334,000,000		333,303,926
4/30/18	1.20	325,000,000		324,064,480
4/30/18	1.22	350,000,000		352,390,254
6/15/18	1.19	468,948,000		468,697,774
8/31/18	1.38	200,000,000		200,189,070
Total U.S. Treasury Notes
(cost $2,424,037,544)				2,424,037,544
Repurchase Agreements - 58.0%
ABN AMRO Bank	1.04	145,000,000		145,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $145,004,189 (fully
collateralized by $147,233,532 U.S.
Treasuries, 0.75%-3%, due 10/31/18-
5/15/47, value$147,900,003)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
ABN AMRO Bank	1.06	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $200,005,889 (fully
collateralized $322,116,024 Agency
Mortgage-Backed Securities, Interest
Only, due 8/15/40-2/20/47, value
$117,889,760 and $86,504,844 U.S.
Treasuries, 0.75%-3%, due 10/31/18-
5/15/47, value $86,110,251)
Bank of Nova Scotia	1.05	400,000,000	400,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $400,011,667 (fully
collateralized $671,275,847 Agency
Mortgage-Backed Securities, Interest
Only, due 1/1/26-9/20/47, value
$407,616,140 and $193,500 U.S.
Treasuries, 3.63%, due 4/15/28, value
$384,023)
Bank of Nova Scotia	1.05	133,000,000	133,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $133,003,879 (fully
collateralized by $128,483,882 U.S.
Treasuries, 0.63%-8.75%, due
11/30/17-8/15/44, value
$135,660,012)
Barclays Bank	1.05	2,875,000,000	2,875,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $2,875,083,854 (fully
collateralized by $2,789,533,800 U.S.
Treasuries, 0.13%-3.13%, due
1/15/18-2/15/47, value
$2,932,500,088)
BNP Paribas	1.04	1,000,000,000	1,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/13/17, due 11/13/17 in the
amount of $1,000,895,556 (fully
collateralized by $938,941,451 U.S.
Treasuries (including strips), 0%-
9.13%, due 12/31/17-5/15/47, value
$1,020,000,000)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

BNP Paribas	1.04	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $200,005,778 (fully
collateralized by $190,836,500 U.S.
Treasuries, 0.63%-1%, due 1/15/24-
2/15/46, value $204,000,000)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
BNP Paribas	1.05	450,000,000	450,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/25/17, due 11/27/17 in the
amount of $451,212,750 (fully
collateralized by $452,440,500 U.S.
Treasuries (including strips), 0%-
8.75%, due 5/31/18-11/15/45, value
$459,000,005)
BNP Paribas	1.11	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 8/17/17, due 12/15/17 in the
amount of $501,850,000 (fully
collateralized $87,184,081 Agency
Debentures and Agency Strips, Interest
Only, due 11/15/27-1/1/39, value
$2,032,241, $1,005,216,748 Agency
Mortgage-Backed Securities, Interest
Only, due 9/20/22-8/1/47, value
$391,353,470 and $107,943,447 U.S.
Treasuries(including strips), 0%-
8.50%, due 11/30/17- 5/15/45, value
$116,614,289)
BNP Paribas	1.12	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 8/16/17, due 12/15/17 in the
amount of $200,752,889 (fully
collateralized $86,009,416 Agency
Debentures and Agency Strips, Interest
Only, due 2/1/18-11/15/43, value
$54,530,533, $217,433,600 Agency
Mortgage-Backed Securities, Interest
Only, due 9/20/22-10/1/47, value
110,457,998 and $39,984,023 U.S.
Treasuries(including strips), 0%-
3.62%, due 11/30/17- 5/15/46, value
$39,011,470)

BNP Paribas	1.06	750,000,000	750,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/27/17, due 11/28/17 in the
amount of $750,706,667 (fully
collateralized by $1,806,261,712,
Agency Mortgage-Backed Securities,
Interest only, due 6/1/18-10/20/47,
value $1,382,154,989 and
$146,940,300 U.S. Treasuries
(including strips), 0%- 4.38% , due
1/11/18-5/15/46, value
$147,845,097)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
BNP Paribas	1.06	750,000,000	750,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/25/17, due 11/27/17 in the
amount of $750,801,625 (fully
collateralized by $1,806,261,712,
Agency Mortgage-Backed Securities,
Interest Only, due 6/1/18-10/20/47,
value $1,382,154,989 and
$146,940,300 U.S. Treasuries
(including strips), 0%- 4.38%, due
1/11/18-5/15/46, value
$147,845,097)
CIBC (NEW YORK)	1.04	4,600,000,000	4,600,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $4,600,132,889 (fully
collateralized by $4,656,723,600 U.S.
Treasuries (including strips), 0%-8.5%,
due 11/30/17-2/15/47, value
$4,692,000,040)
Citigroup Global Markets Holdings Inc.	1.06	250,000,000	250,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $250,007,361 (fully
collateralized $237,059,000 Agency
Debentures and Agency Strips, 0%-
6.75%, due 11/10/17-7/15/32, value
$255,000,891)
Credit Agricole CIB	1.05	249,000,000	249,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/13/17, due 11/13/17 in the
amount of $249,007,263 (fully
collateralized by $249,065,626 U.S.
Treasuries, 0.88%-3.63%, due
10/15/18-8/15/45, value
$253,980,002)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Credit Agricole CIB	1.06	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $200,005,889 (fully
collateralized $242,428,303 Agency
Mortgage-Backed Securities, Interest
Only, due 9/1/28-10/1/47, value
$164,693,574 and $39,175,400 U.S.
Treasuries, 1%-2.25%, due 8/15/18-
11/15/25, value $39,306,426)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
Credit Agricole CIB	1.05	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/26/17, due 11/2/17 in the
amount of $500,102,083 (fully
collateralized $23,725,000 Agency
Debentures and Agency Strips, 2.69%,
due 7/17/2024, value $23,831,202,
$371,801,686 Agency Mortgage-Backed
Securities, Interest Only, due 10/1/25-
11/1/47, value $216,304,603 and
$269,535,000 U.S. Treasuries, 0.25%-
2.13%, due 8/31/19-1/15/25, value
$269,864,289)
Deutsche Bank	1.05	1,000,000,000	1,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $1,000,029,167 (fully
collateralized by $1,135,421,473 U.S.
Treasuries (including strips), 0%-
8.13%, due 11/15/17-5/15/47, value
$1,020,002,013)
Deutsche Bank Securities	1.05	1,000,000,000	1,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $1,000,029,167 (fully
collateralized by $1,135,421,473 U.S.
Treasuries (including strips), 0%-
8.13%, due 11/15/17-5/15/47, value
$1,020,002,013)
Federal Reserve Bank of New York	1.00	2,000,000,000	2,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $2,000,055,556 (fully
collateralized by $1,811,346,900 U.S.
Treasuries, 2.38%-6.25%, due
12/31/20-2/15/43, value
$2,000,055,656)

Goldman Sachs & Co.	1.03	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/25/17, due 11/1/17 in the
amount of $500,100,139 (fully
collateralized by $284,206,159 Agency
Debentures and Agency Strips, Interest
Only, due 2/1/28-8/15/44, value
$25,082,506 and $2,375,810,113
Agency Mortgage-Backed Securities,
Interest Only, due 8/1/18-7/15/52,
value $994,917,494)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
Goldman Sachs & Co.	1.03	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/26/17, due 11/2/17 in the
amount of $500,100,139 (fully
collateralized by $284,206,159 Agency
Debentures and Agency Strips, Interest
Only, due 2/1/28-8/15/44, value
$25,082,506 and $2,375,810,113,
Agency Mortgage-Backed Securities,
Interest only, due 8/1/18-7/15/52,
value $994,917,494)
Goldman Sachs & Co.	1.04	575,000,000	575,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $575,016,611 (fully
collateralized $696,262,894 Agency
Mortgage-Backed Securities, Interest
Only, due 5/1/18-11/1/47, value
$369,440,114 and $217,433,600 U.S.
Treasuries, 1.50%, due 10/31/19, value
$212,803,810)
HSBC USA Inc.	1.03	400,000,000	400,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/31/17, due
11/1/17 in the amount of $
400,011,444 (fully collateralized by
$411,151,000 U.S. Treasuries
(including strips), 0%, due 10/11/18,
value $405,723,813)
HSBC USA Inc.	1.03	1,050,000,000	1,050,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/25/17, due
11/1/17 in the amount of
$1,050,210,292 (fully collateralized by
$774,545,300 U.S. Treasuries, 0.63%-
3.88%, due 1/15/25-2/15/47, value
$1,071,005,140)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

JPMorgan Chase & Co.	1.04	250,000,000		250,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/05/17, due
11/03/17 in the amount of
$250,209,444 (fully collateralized by
$242,270,834 Agency Mortgage-Backed
Securities, 4%, due 8/1/47-10/1/47,
Value $255,005,146)
Merrill Lynch & Co. Inc.	1.06	120,000,000		120,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $120,003,533 (fully
collateralized by $120,646,233 Agency
Mortgage-Backed Securities, 4%, due
4/20/47, value $122,400,000)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
Repurchase Agreements - 58.0% (continued)
Merrill Lynch & Co. Inc.	1.07	200,000,000		200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $200,005,944 (fully
collateralized by $558,427,517 Agency
Mortgage-Backed Securities, 4%-
4.50%, due 4/20/44-1/20/45, value
204,000,001)
Merrill Lynch & Co. Inc.	1.17	875,000,000	[c]	875,000,000
Tri-Party Agreement thru BNY Mellon,
dated 11/4/16-11/7/16, due 2/6/18 in
the amount of $875,000,000 (fully
collateralized by $1,183,809,059
Agency Mortgage-Backed Securities,
Interest Only, due 5/1/32-10/1/47,
value $892,500,000)
Natixis New York Branch	1.03	3,000,000,000		3,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/25/17, due 11/1/17 in the
amount of $3,000,600,833 (fully
collateralized by $2,981,958,733 U.S.
Treasuries, 0.13%-8.75%, due
3/31/18-5/15/47, value
3,060,000,040)
Natixis New York Branch	1.04	250,000,000		250,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $250,007,222 (fully
collateralized by $246,059,718 U.S.
Treasuries, 0.13%-8.75%, due
4/15/18-11/15/46, value
255,000,003)

Nomura Securities International Inc	1.06	6,400,000,000	6,400,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $6,400,188,444 (fully
collateralized by $34,947,000 Agency
Debentures and Agency Strips, Interest
Only, due 11/14/17- 7/15/32, value
$34,918,419, $13,759,039,639 Agency
Mortgage-Backed Securities, Interest
Only, due 12/1/17-10/20/67, value
$6,195,096,004, and $253,323,905 U.S.
Treasuries (including Strips), 0%-8%,
due 5/24/18-8/15/47, value
$297,985,652)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
Nomura Securities International Inc	1.05	1,500,000,000	1,500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/26/17, due 11/2/17 in the
amount of $1,500,306,250 (fully
collateralized by $1,529,045,951 U.S.
Treasuries (including strips), 0%-
8.75%, due 11/30/17-2/15/46, value
$1,530,000,006)
Prudential Insurance	1.09	524,962,500	524,962,500
dated 10/31/17, due 11/1/17 in the
amount of $5249,78,395 (fully
collateralized by $813,000,000 U.S.
Treasuries (including strips), 0%-3%,
due 5/15/18-11/15/45, value
$535,461,750)
Prudential Legacy Insurance Company of
New Jersey	1.09	166,702,500	166,702,500
dated 10/31/17, due 11/1/17 in the
amount of $166,707,547 (fully
collateralized by $273,000,000 U.S.
Treasuries (including strips), 0%, due
2/15/29-5/15/39, value
$170,036,550)
RBC Dominion Securities	1.05	900,000,000	900,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $900,026,25 (fully
collateralized by $280,543,000 Agency
Collateralized Mortgage Obligation,
Interest Only due 9/15/34-6/20/47
value $139,048,601 and
$3,665,230,068 Agency Mortgage-
Backed Securities, Interest Only , due
10/1/26- 8/20/47, value
$786,676,322)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Royal Bank Of Canada	1.05	2,000,000,000	2,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $2,000,058,333 (fully
collateralized by $17,042,492 Agency
Collateralized Mortgage Obligation,
Interest Only, due7/15/28-8/20/46,
value $5,453,657, $2,310,000 Agency
Debentures and Agency Strips, Interest
Only, due 7/15/42, value $1,502,006,
$4,732,565,030 Agency Mortgage-
Backed Securities, Interest Only, due
12/1/20-1/11/47, value
$1,798,087,563, and $240,796,295 U.S.
Treasuries (including Strips), 0%-
1.63%, due 2/15/19-5/15/23, value
$235,259,846)
	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)	Value($)
Repurchase Agreements - 58.0% (continued)
UBS Securities LLC	1.10	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $500,015,278 (fully
collateralized by $464,321,600 U.S.
Treasuries, 0.13%-3.88%, due
1/15/18-8/15/47, value
$510,000,085)
Wells Fargo Securities LLC	1.06	3,300,000,000	3,300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/17, due 11/1/17 in the
amount of $3,300,097,167 (fully
collateralized by $9,057,451,585
Agency Mortgage-Backed Securities,
Interest only, due 11/15/27-6/1/56,
value $3,366,000,000)
Wells Fargo Securities LLC	1.07	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/11/17, due 11/10/17 in the
amount of $500,445,833 (fully
collateralized by $504,319,422 Agency
Mortgage-Backed Securities, 2.96%-
4%, due 10/1/27-8/1/17, value
$510,000,000)
Total Repurchase Agreements
(cost $40,913,665,000)			40,913,665,000

Total Investments (cost $71,605,589,469)	101.5%	71,605,589,469
Liabilities, Less Cash and Receivables	(1.5%)	(1,087,284,288)
Net Assets	100.0%	70,518,305,181

EFFR—Effective Federal Funds Rate
FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c

Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2017 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At October 31, 2017, these securities amounted to $875,000,000 or 1.24% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	71,605,589,469
Level 3 - Significant Unobservable Inputs	-
Total	71,605,589,469

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
October 31, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 63.2%
Federal Farm Credit Bank:
11/1/17, 1 Month LIBOR - . 07%	1.17	5,000,000	[a]	4,999,679
11/1/17, FCPR - 3.08%	1.17	25,000,000	[a]	24,997,539
11/1/17, FCPR - 3.06%	1.18	50,000,000	[a]	50,007,976
11/1/17, EFFR +.17%	1.35	25,000,000	[a]	24,996,391
11/3/17, 1 Month LIBOR - . 09%	1.15	50,000,000	[a]	49,995,779
11/3/17, 1 Month LIBOR - . 06%	1.18	20,000,000	[a]	19,998,581
11/3/17, 1 Month LIBOR + .05%	1.28	30,000,000	[a]	30,000,000
11/8/17, 1 Month LIBOR + .04%	1.39	100,000,000	[a]	99,988,262
11/15/17, 1 Month LIBOR + .15%	1.19	10,000,000	[a]	10,026,239
11/16/17, 1 Month LIBOR - . 02%	1.24	50,000,000	[a]	49,995,264
11/22/17, 1 Month LIBOR + .03%	1.29	50,000,000	[a]	49,996,006
11/22/17, 1 Month LIBOR + .11%	1.36	25,000,000	[a]	24,999,435
11/24/17, 1 Month LIBOR - . 04%	1.20	50,000,000	[a]	49,998,109
11/28/17, 1 Month LIBOR + .16%	1.40	50,000,000	[a]	50,000,000
11/29/17, 1 Month LIBOR + .07%	1.31	50,000,000	[a]	49,997,289
Federal Home Loan Bank:
11/1/17	0.90	345,350,000		345,350,000
11/1/17, 1 Month LIBOR + .01%	1.25	50,000,000	[a]	49,999,792
11/3/17	1.02	6,735,000		6,734,620
11/8/17	1.01	84,042,000		84,025,475
11/9/17, 1 Month LIBOR - . 04%	1.20	25,000,000	[a]	25,000,005
11/10/17	1.01	403,700,000		403,597,739
11/14/17	1.03	100,000,000		99,962,806
11/15/17	1.00	135,300,000		135,247,177
11/15/17, 1 Month LIBOR + .08%	1.32	100,000,000	[a]	100,000,000
11/17/17	1.01	50,300,000		50,277,376
11/19/17, 1 Month LIBOR - . 07%	1.17	25,000,000	[a]	25,000,000
11/19/17, 1 Month LIBOR + 0%	1.24	25,000,000	[a]	25,000,000
11/22/17	1.03	131,435,000		131,356,350
11/22/17, 3 Month LIBOR + 0%	1.32	50,000,000	[a]	50,000,000
11/23/17, 1 Month LIBOR - . 04%	1.20	25,000,000	[a]	25,001,725
11/24/17	1.02	116,500,000		116,424,210
11/26/17, 1 Month LIBOR - . 12%	1.12	100,000,000	[a]	100,000,000
11/28/17, 1 Month LIBOR - . 06%	1.18	5,000,000	[a]	5,000,470
12/6/17	1.12	51,000,000		50,944,963
12/13/17	1.13	25,000,000		24,967,333
12/15/17	1.14	96,000,000		95,867,047

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 63.2% (continued)
Federal Home Loan Bank: (continued)
12/20/17	1.14	145,000,000		144,776,982
12/27/17	1.13	200,000,000		199,649,689
1/12/18	1.15	50,000,000		49,886,000
1/18/18, 3 Month LIBOR - . 30%	1.05	50,000,000	[a]	50,000,000
1/24/18	1.08	130,155,000		129,827,009
2/16/18	1.13	59,730,000		59,530,575
3/9/18	1.15	51,700,000		51,490,443
Total U. S. Government Agencies
(cost $3,224,914,335)				3,224,914,335
U.S. Treasury Bills - 32.0%
11/2/17	0.90	200,000,000		199,995,014
1/2/18	1.04	300,000,000		299,463,958
1/4/18	1.04	547,000,000		545,993,049
1/11/18	1.08	200,000,000		199,576,958
1/18/18	1.05	90,000,000		89,795,250
2/22/18	1.10	300,000,000		298,970,444
Total U.S. Treasury Bills
(cost $1,633,794,673)				1,633,794,673
U.S. Treasury Floating Rate Notes - 3.9%
11/1/17, 3 Month U.S. T-BILL + .19%	1.15	50,000,000	[a]	50,002,998
11/1/17, 3 Month U.S. T-BILL + .06%	1.16	25,000,000	[a]	25,002,143
11/1/17, 3 Month U.S. T-BILL + .19%	1.26	75,000,000	[a]	75,011,692
11/1/17, 3 Month U.S. T-BILL + .17%	1.27	50,000,000	[a]	50,005,006
Total U.S. Treasury Floating Rate Notes
(cost $200,021,839)				200,021,839
U. S. Treasury Notes - 1.0%
2/28/18
(cost $49,936,793)	1.13	50,000,000		49,936,793
Total Investments (cost $5,108,667,640)		100.1%		5,108,667,640
Liabilities, Less Cash and Receivables		(.1%)		(3,753,398)
Net Assets		100.0%		5,104,914,242

EFFR—Effective Federal Funds Rate
FCPR—Farm Credit Prime Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
October 31, 2017 (Unaudited)

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,108,667,640
Level 3 - Significant Unobservable Inputs	-
Total	5,108,667,640

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)